Borrowings and debt (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of short term borrowings [Line Items]
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9	$ (742)	$ (296)	$ (500)
Euro Medium Term Note Program
Disclosure of short term borrowings [Line Items]
Maximum borrowing capacity	$ 2,250
Euro Medium Term Note Program | Minimum of the year
Disclosure of short term borrowings [Line Items]
Maturity term	7 days
Euro Medium Term Note Program | Maximum of the year
Disclosure of short term borrowings [Line Items]
Maturity term	30 years
Certificados Bursatiles Program
Disclosure of short term borrowings [Line Items]
Aggregate principal amount	$ 10,000,000
Certificados Bursatiles Program | Minimum of the year
Disclosure of short term borrowings [Line Items]
Maturity term	1 day
Certificados Bursatiles Program | Maximum of the year
Disclosure of short term borrowings [Line Items]
Maturity term	30 years